VANECK MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Australia: 5.0%
AGL Energy Ltd.	869,660	$6,276,190
Aurizon Holdings Ltd. †	1,060,822	2,773,244
WiseTech Global Ltd.	54,333	2,912,138
		11,961,572
Belgium: 1.9%
Anheuser-Busch InBev SA	81,596	4,623,804
Brazil: 1.2%
Ambev SA *	867,700	2,771,819
China: 24.3%
Alibaba Group Holding Ltd. (HKD) *	221,200	2,302,478
ANTA Sports Products Ltd. (HKD)	220,200	2,262,585
ASMPT Ltd. (HKD)	489,300	4,833,695
Beijing Enterprises Holdings Ltd. (HKD)	601,500	2,182,123
BOC Hong Kong Holdings Ltd. (HKD)	726,500	2,225,336
China Education Group Holdings Ltd. (HKD)	5,090,000	3,978,603
China Gas Holdings Ltd. (HKD)	1,646,200	1,887,853
CSPC Pharmaceutical Group Ltd. (HKD)	2,798,000	2,434,852
Link REIT (HKD)	369,180	2,055,113
NetEase, Inc. (HKD)	260,500	5,045,213
PDD HOLDINGS INC (ADR) *	32,780	2,266,409
Shanghai Pharmaceuticals Holding Co. Ltd.	735,400	2,267,636
Shanghai Pharmaceuticals Holding Co. Ltd. (HKD)	1,208,900	2,399,616
Sino Biopharmaceutical Ltd. (HKD)	9,030,000	3,945,131
Sinopharm Group Co. Ltd. (HKD)	773,600	2,421,565
SJM Holdings Ltd. (HKD) * †	10,548,000	4,512,790
Tencent Holdings Ltd. (HKD)	108,800	4,612,894
WH Group Ltd. (HKD) 144A	4,048,500	2,155,960
Yum China Holdings, Inc. (USD)	78,169	4,416,548
		58,206,400
Denmark: 2.1%
Pandora A/S	56,432	5,042,988
France: 7.4%
Accor SA	146,358	5,445,193
Airbus SE	18,959	2,740,623
Alstom SA †	172,877	5,159,565
Worldline SA 144A *	118,039	4,321,799
		17,667,180
Germany: 11.5%
BASF SE	97,008	4,712,098
Bayer AG	39,465	2,184,186
Bayerische Motoren Werke AG	43,880	5,396,560
Continental AG	66,685	5,037,156
Delivery Hero SE 144A *	64,812	2,858,985
	Number of Shares	Value
Germany (continued)
Fresenius SE & Co. KGaA	178,470	$4,949,274
Infineon Technologies AG	60,655	2,497,450
		27,635,709
Israel: 0.9%
Nice Ltd. *	11,114	2,284,709
Japan: 4.8%
Kao Corp. †	125,700	4,554,066
MEIJI Holdings Co. Ltd.	103,500	2,307,406
Murata Manufacturing Co. Ltd.	41,100	2,356,902
Nabtesco Corp. †	99,000	2,184,444
		11,402,818
Luxembourg: 1.7%
Millicom International Cellular SA (SEK) (SDR) *	267,013	4,079,726
Netherlands: 7.3%
Akzo Nobel NV	30,810	2,518,353
ING Groep NV	390,704	5,266,347
STMicroelectronics NV	98,366	4,904,946
Universal Music Group NV	218,307	4,848,755
		17,538,401
Singapore: 2.0%
Oversea-Chinese Banking Corp. Ltd.	259,700	2,360,830
United Overseas Bank Ltd.	114,200	2,368,128
		4,728,958
South Korea: 4.8%
KT Corp.	203,910	4,615,885
Samsung Electro-Mechanics Co. Ltd.	40,875	4,512,744
SK Telecom Co. Ltd.	64,670	2,288,395
		11,417,024
Spain: 2.2%
Banco Bilbao Vizcaya Argentaria SA	342,084	2,627,649
Cellnex Telecom SA 144A *	64,510	2,605,970
		5,233,619
Sweden: 2.0%
Elekta AB †	620,994	4,797,086
Switzerland: 3.0%
Dufry AG *	108,684	4,959,505
Roche Holding AG	7,497	2,291,132
		7,250,637
Taiwan: 3.0%
MediaTek, Inc.	98,000	2,169,313
Taiwan Semiconductor Manufacturing Co. Ltd.	266,000	4,913,902
		7,083,215
United Kingdom: 13.9%
Admiral Group Plc	82,171	2,178,507
British American Tobacco Plc	73,722	2,452,051
GSK Plc	138,632	2,459,527
HSBC Holdings Plc	660,820	5,237,831
Imperial Brands Plc	212,938	4,718,280
Lloyds Banking Group Plc	8,312,981	4,613,191
Smith & Nephew Plc	157,941	2,550,824
Swire Properties Ltd. (HKD)	1,844,800	4,544,989

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VANECK MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
United Kingdom (continued)
WPP Plc	423,332	$4,441,999
		33,197,199
United States: 1.1%
BRP, Inc. (CAD)	30,753	2,602,704
Total Common Stocks (Cost: $238,560,056)		239,525,568
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.8%
Money Market Fund: 2.8% (Cost: $6,804,606)
State Street Navigator Securities Lending Government Money Market Portfolio	6,804,606	$6,804,606
Total Investments: 102.9% (Cost: $245,364,662)		246,330,174
Liabilities in excess of other assets: (2.9)%		(7,028,238)
NET ASSETS: 100.0%		$239,301,936

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
HKD	Hong Kong Dollar
SDR	Swedish Depositary Receipt
SEK	Swedish Krona
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $16,716,023.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $11,942,714, or 5.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	21.2%	$51,082,504
Health Care	13.7	32,700,827
Communication Services	13.6	32,538,837
Information Technology	13.2	31,385,800
Financials	13.0	31,199,618
Consumer Staples	9.8	23,583,386
Industrials	5.4	12,857,876
Utilities	4.3	10,346,166
Materials	3.0	7,230,452
Real Estate	2.8	6,600,102
	100.0%	$239,525,568
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